Related Party Information (Tables)	12 Months Ended
Dec. 31, 2014
Related Party Transactions [Abstract]
Schedule of Related Party Transactions

These transactions with FCA are reflected on our consolidated statements of operations as follows:

	2014	2013	2012
	(in millions)
Net sales	$943	$904	$818
Cost of goods sold	$551	$631	$561
Selling, general and administrative expenses	$234	$275	$278

	12/31/2014	12/31/2013
	(in millions)
Trade receivables	$27	$36
Trade payables	$139	$178

EXOR is a major investment holding company in Europe. Among other things, EXOR manages a portfolio that includes investments in FCA and Cushman & Wakefield, Inc. CNH Industrial purchases real estate services from Cushman & Wakefield. The related transaction amounts were insignificant for the years ended December 31, 2014, 2013 and 2012.

	2014	2013	2012
	(in millions)
Net sales	$843	$718	$747
Cost of goods sold	$564	$505	$653

	12/31/2014	12/31/2013
	(in millions)
Trade receivables	$155	$83
Trade payables	$144	$162